Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2021	Mar. 03, 2021	Dec. 31, 2020	Sep. 30, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Class A ordinary shares
Common stock, redemption value	63,358,995		61,746,986
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	400,000,000		400,000,000
Common stock, shares issued	9,091,005		10,703,014
Common stock, shares outstanding	9,091,005		10,703,014
Class B ordinary shares
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000	50,000,000
Common stock, shares issued	18,112,500		18,112,500	18,112,500
Common stock, shares outstanding	18,112,500		18,112,500